Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating Lease, Liability	¥ 1,371,496	$ 198,848	¥ 2,213,590
Operating lease right-of-use assets	¥ 1,425,117	$ 206,622	¥ 2,245,571